S000093510 [Member] Expense Example - Northern Trust 2030 Tax-Exempt Distributing Ladder ETF - Northern Trust 2030 Tax-Exempt Distributing Ladder ETF	Nov. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 58